                      UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549


                       FORM 13F


                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 1999


Check here if Amendment {X}; Amendment Number: 3
This Amendment (Check only one.): { } is a restatement.
                                  {X} adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Taunus Corporation
Address:         31st West 52nd Street
                 New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:          Damian Reitemeyer
Title:         Vice President
Phone:         212-250-4599
Signature, Place, and Date of Signing:


     Damian Reitemeyer       New York, New York      May 22, 2000


Report Type (Check only one.):

{X}          13F HOLDINGS REPORT.

{ }          13F NOTICE.

{ }          13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  5


Form 13F Information Table Entry Total:            12


Form 13F Information Table Value Total:         62552


List of Other Included Managers:

Bankers Trust Company                           01
DB Alex. Brown Inc.                             02
Investment Company Capital Corporation          03
Deutsche Bank Securities Inc.                   04
EA Strategies                                   05



THE REPORTABLE SECURITIES OF ALEX. BROWN INVESTMENT MANAGEMENT ARE EXCLUDED FROM THIS FORM 13F. ALEX. BROWN INVESTMENT MANAGEMENT IS AN INDIRECT 50% OWNED AFFILIATE OF BANKERS TRUST CORPORATION AND HAS FILED A SEPARATE FORM
13F ON ITS OWN BEHALF.

Confidential treatment has been requested under separate cover for a portion of the Manager's securities positions held at the end of this quarter.

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D ATLANTIC RICHFIELD CO          COM              048825103     4812    54300 SH      SHARED         04      54300
D CLARIFY INC                    COM              180492100     1589    31600 SH      SHARED         04      31600
D DELTA & PINE LD CO             COM              247357106     2072    80100 SH      SHARED         04      80100
D ELF AQUITAINE                  SPONSORED ADR    286269105      577     6300 SH      SHARED         04       6300
D GENERAL INSTR CORP DEL         COM              370120107    13507   281400 SH      SHARED         04     281400
D OAK INDS INC                   COM NEW          671400505     5440   160000 SH      SHARED         04     160000
D RELIANCE BANCORP INC           COM              759451107     3691    98100 SH      SHARED         04      98100
D REPUBLIC N Y CORP              COM              760719104    13823   225000 SH      SHARED         04     225000
D SAFESKIN CORP                  COM              786454108     4124   501800 SH      SHARED         04     501800
D TELEBANC FINANCIAL CORP        COM              87925R109     1265    55000 SH      SHARED         04      55000
D UST CORP                       COM              902900109     9206   299400 SH      SHARED         04     299400
D WHITTMAN-HART INC              COM              966834103     2443    63000 SH      SHARED         04      63000
S REPORT SUMMARY                 12 DATA RECORDS               62552            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED